FINANCIAL RISK MANAGEMENT - Schedule of changes in net financial derivatives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Balance at beginning of period	R$ 1,846,777	R$ 725,572
Losses from swap and forward derivative contracts	441,554	1,090,299
Payment of funds due to settlement of derivative transactions – operational activity	(1,570,584)	(211,722)
Proceeds received due to settlements – financing activity	9,040	38,835
Exchange rate variation (OCI)	(210,150)	203,793
Balance at end of period	R$ 516,637	R$ 1,846,777